Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (93.0%)
Albania (2.0%)
Sovereign (2.0%)
Albania Government International Bond,
3.50%, 11/23/31	EUR	539	$524
5.90%, 6/9/28		2,413	2,680
			3,204
Angola (0.6%)
Sovereign (0.6%)
Angolan Government International Bond,
8.75%, 4/14/32		$1,100	1,014

Argentina (1.1%)
Sovereign (1.1%)
Argentine Republic Government International Bond,
3.50%, 7/9/41 (a)		1,000	405
3.63%, 7/9/35 (a)		1,500	626
4.25%, 1/9/38 (a)		1,400	652
			1,683
Bahamas (0.3%)
Sovereign (0.3%)
Bahamas Government International Bond,
8.95%, 10/15/32		400	389

Bahrain (1.6%)
Sovereign (1.6%)
Bahrain Government International Bond,
5.45%, 9/16/32		1,000	919
5.63%, 5/18/34		800	723
7.00%, 10/12/28		900	928
			2,570
Barbados (0.7%)
Sovereign (0.7%)
Barbados Government International Bond,
6.50%, 10/1/29		1,129	1,074

Benin (2.3%)
Sovereign (2.3%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	400	365
4.95%, 1/22/35		580	510
6.88%, 1/19/52		2,930	2,602
7.96%, 2/13/38		$200	195
			3,672
Brazil (3.8%)
Corporate Bonds (3.8%)
3R Lux SARL,
9.75%, 2/5/31 (b)		570	597
Braskem Netherlands Finance BV,
8.50%, 1/23/81		704	706
Coruripe Netherlands BV,
10.00%, 2/10/27		1,050	953
FORESEA Holding SA,
7.50%, 6/15/30		1,100	1,035
Gol Finance SA 1 Month Term SOFR + 10.50%,
15.83%, 1/29/25 (b)(c)		133	129
MC Brazil Downstream Trading SARL,
7.25%, 6/30/31		941	853
MV24 Capital BV,
6.75%, 6/1/34		651	613
Samarco Mineracao SA,
9.50%, 6/30/31		1,279	1,155
			6,041
Cameroon (0.1%)
Sovereign (0.1%)
Republic of Cameroon International Bond,
5.95%, 7/7/32	EUR	213	178

Chile (2.0%)
Corporate Bonds (1.2%)
AES Andes SA,
6.30%, 3/15/29 (b)		$267	270
7.13%, 3/26/79		1,170	1,159
Liberty Latin America Ltd.,
2.00%, 7/15/24		388	379
			1,808
Sovereign (0.8%)
Chile Government International Bond,
2.55%, 7/27/33		1,100	896
3.50%, 1/25/50		600	439
			1,335
			3,143

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
China (1.2%)
Corporate Bonds (1.2%)
China Oil & Gas Group Ltd.,
4.70%, 6/30/26		$500	$427
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (d)(e)		654	49
Longfor Group Holdings Ltd.,
3.85%, 1/13/32		338	146
Shimao Group Holdings Ltd.,
5.60%, 7/15/26 (d)(e)		1,783	57
Sunac China Holdings Ltd., PIK
1.00%, 9/30/32 (d)(e)(f)		123	8
6.00%, 9/30/26 (d)(e)(f)		99	11
6.25%, 9/30/27 (d)(e)(f)		99	11
6.50%, 9/30/27 (d)(e)(f)		199	18
6.75%, 9/30/28 (d)(e)(f)		298	22
7.00%, 9/30/29 (d)(e)(f)		298	21
7.25%, 9/30/30 (d)(e)(f)		140	10
Times China Holdings Ltd.,
5.55%, 6/4/24 (d)(e)		2,015	54
6.75%, 7/16/23 (d)(e)		410	13
Yuexiu REIT MTN Co. Ltd.,
2.65%, 2/2/26		1,241	1,100
			1,947
Colombia (2.2%)
Corporate Bonds (2.2%)
ABRA Global Finance
6.00% Cash, 5.50% PIK,
11.50%, 3/2/28 (b)(f)		354	327
Aris Mining Corp.,
6.88%, 8/9/26		900	812
Avianca Midco 2 PLC,
9.00%, 12/1/28		1,120	1,081
Bancolombia SA,
6.91%, 10/18/27		55	55
Canacol Energy Ltd.,
5.75%, 11/24/28		1,337	593
SierraCol Energy Andina LLC,
6.00%, 6/15/28		733	645
			3,513
Costa Rica (0.7%)
Corporate Bond (0.1%)
Liberty Costa Rica Senior Secured Finance,
10.88%, 1/15/31 (b)		118	124

Sovereign (0.6%)
Costa Rica Government International Bond,
6.55%, 4/3/34		1,000	1,037
			1,161
Dominican Republic (1.8%)
Sovereign (1.8%)
Dominican Republic International Bond,
4.88%, 9/23/32		900	808
5.88%, 1/30/60		200	171
5.95%, 1/25/27		400	399
6.00%, 7/19/28		200	199
6.85%, 1/27/45 (b)		900	894
7.45%, 4/30/44 (b)		400	422
			2,893
Ecuador (2.1%)
Corporate Bond (0.2%)
International Airport Finance SA,
12.00%, 3/15/33		190	202

Sovereign (1.9%)
Ecuador Government International Bond,
0.00%, 7/31/30		1,975	978
2.50%, 7/31/40 (a)		294	144
3.50%, 7/31/35 (a)		3,497	1,849
6.00%, 7/31/30 (a)		91	62
			3,033
			3,235
Egypt (7.0%)
Sovereign (7.0%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	488
5.25%, 10/6/25 (b)		$440	424
5.63%, 4/16/30	EUR	2,012	1,784
5.75%, 5/29/24		$400	399
6.38%, 4/11/31 (b)	EUR	1,136	1,019
6.88%, 4/30/40		$121	89

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont'd)
7.05%, 1/15/32		$466	$387
7.50%, 2/16/61		500	360
7.60%, 3/1/29		200	185
7.63%, 5/29/32		200	171
7.90%, 2/21/48 (b)		1,117	850
8.15%, 11/20/59		200	153
8.50%, 1/31/47		2,416	1,923
8.70%, 3/1/49		1,063	862
8.75%, 9/30/51		648	526
8.88%, 5/29/50		1,739	1,433
			11,053
El Salvador (1.8%)
Sovereign (1.8%)
El Salvador Government International Bond,
5.88%, 1/30/25		889	855
6.38%, 1/18/27		998	872
7.63%, 2/1/41		560	410
7.65%, 6/15/35		40	30
8.25%, 4/10/32		840	699
			2,866
Ethiopia (1.9%)
Sovereign (1.9%)
Ethiopia International Bond,
6.63%, 12/11/24 (d)(e)		4,077	2,996

Gabon (0.3%)
Sovereign (0.3%)
Gabon Government International Bond,
6.95%, 6/16/25 (b)		400	393

Georgia (0.5%)
Corporate Bond (0.5%)
TBC Bank JSC,
10.78%, 10/3/24 (g)		740	742

Ghana (3.0%)
Corporate Bonds (0.9%)
Kosmos Energy Ltd.,
7.50%, 3/1/28		413	401
7.75%, 5/1/27		315	311
Tullow Oil PLC,
10.25%, 5/15/26		656	624
			1,336
Sovereign (2.1%)
Ghana Government International Bond,
6.38%, 2/11/27 (d)(e)		788	406
7.63%, 5/16/29 (d)(e)		400	207
7.75%, 4/7/29 (d)(e)		717	373
7.88%, 3/26/27 - 2/11/35 (d)(e)		738	381
8.13%, 1/18/26 - 3/26/32 (d)(e)		629	328
8.63%, 4/7/34 (d)(e)		859	443
8.63%, 6/16/49 (d)(e)		1,000	506
8.75%, 3/11/61 (d)(e)		610	313
8.88%, 5/7/42 (d)(e)		710	362
			3,319
			4,655
Guatemala (0.7%)
Sovereign (0.7%)
Guatemala Government Bond,
3.70%, 10/7/33		600	497
4.65%, 10/7/41 (b)		400	322
6.13%, 6/1/50 (b)		380	355
			1,174
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond,
6.25%, 1/19/27		150	145

Hungary (1.7%)
Corporate Bonds (0.9%)
MBH Bank Nyrt,
8.63%, 10/19/27	EUR	493	563
OTP Bank Nyrt,
8.75%, 5/15/33		$746	776
			1,339

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (0.8%)
Hungary Government International Bond,
2.13%, 9/22/31		$600	$477
6.25%, 9/22/32 (b)		800	833
			1,310
			2,649
India (1.6%)
Corporate Bonds (1.6%)
Azure Power Energy Ltd.,
3.58%, 8/19/26		783	709
Indiabulls Housing Finance Ltd.,
4.50%, 9/28/26		567	557
Vedanta Resources Finance II PLC,
13.88%, 1/21/27 - 12/9/28		1,384	1,272
			2,538
Indonesia (2.7%)
Corporate Bonds (0.6%)
LLPL Capital Pte. Ltd.,
6.88%, 2/4/39		766	767
Minejesa Capital BV,
5.63%, 8/10/37		218	199
			966
Sovereign (2.1%)
Indonesia Government International Bond,
4.70%, 2/10/34		2,107	2,062
5.10%, 2/10/54		1,176	1,141
			3,203
			4,169
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28		205	193

Ivory Coast (3.8%)
Sovereign (3.8%)
Ivory Coast Government International Bond,
4.88%, 1/30/32	EUR	300	280
6.63%, 3/22/48		2,867	2,529
6.88%, 10/17/40		1,000	936
8.25%, 1/30/37		$2,154	2,165
			5,910
Jamaica (0.6%)
Corporate Bond (0.6%)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., PIK,
12.00%, 5/25/27 (f)		1,000	984

Jordan (0.8%)
Sovereign (0.8%)
Jordan Government International Bond,
5.85%, 7/7/30		539	497
7.38%, 10/10/47		173	153
7.50%, 1/13/29		302	302
7.75%, 1/15/28		292	297
			1,249
Kazakhstan (0.4%)
Sovereign (0.4%)
Kazakhstan Government International Bond,
6.50%, 7/21/45		500	562

Kenya (2.6%)
Sovereign (2.6%)
Republic of Kenya Government International Bond,
8.00%, 5/22/32		1,196	1,124
9.75%, 2/16/31		2,950	3,028
			4,152
Kuwait (0.4%)
Sovereign (0.4%)
Kuwait International Government Bond,
3.50%, 3/20/27		720	699

Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (d)(e)		1,960	133

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Macedonia (2.3%)
Sovereign (2.3%)
North Macedonia Government International Bond,
1.63%, 3/10/28	EUR	2,252	$2,117
6.96%, 3/13/27		1,333	1,509
			3,626
Mexico (3.2%)
Corporate Bonds (1.4%)
BBVA Bancomer SA,
5.13%, 1/18/33		$550	512
8.45%, 6/29/38 (b)		220	232
Grupo Aeromexico SAB de CV,
8.50%, 3/17/27		420	417
Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25		1,285	998
			2,159
Sovereign (1.8%)
Mexico Government International Bond,
4.88%, 5/19/33		840	797
Petroleos Mexicanos,
6.84%, 1/23/30		1,456	1,285
6.88%, 8/4/26		803	780
			2,862
			5,021
Moldova (0.4%)
Corporate Bond (0.4%)
Aragvi Finance International DAC,
8.45%, 4/29/26		879	692

Montenegro (0.9%)
Sovereign (0.9%)
Montenegro Government International Bond,
2.88%, 12/16/27	EUR	276	273
7.25%, 3/12/31		$1,137	1,158
			1,431
Morocco (0.6%)
Sovereign (0.6%)
Morocco Government International Bond,
3.00%, 12/15/32		500	402
4.00%, 12/15/50 (b)		820	562
			964
Nigeria (1.3%)
Corporate Bond (0.4%)
Access Bank PLC,
6.13%, 9/21/26		621	577

Sovereign (0.9%)
Nigeria Government International Bond,
7.38%, 9/28/33		686	589
8.25%, 9/28/51		1,003	824
			1,413
			1,990
Oman (1.7%)
Sovereign (1.7%)
Oman Government International Bond,
5.38%, 3/8/27		500	498
6.25%, 1/25/31		1,300	1,347
6.75%, 1/17/48		500	513
7.38%, 10/28/32		270	301
			2,659
Pakistan (0.4%)
Sovereign (0.4%)
Pakistan Government International Bond,
6.88%, 12/5/27		407	348
7.38%, 4/8/31		428	338
			686
Panama (2.8%)
Corporate Bonds (1.0%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30		1,375	1,194
Multibank, Inc.,
7.75%, 2/3/28 (b)		370	374
			1,568

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (1.8%)
Panama Government International Bond,
2.25%, 9/29/32		$2,176	$1,559
3.16%, 1/23/30		826	689
3.87%, 7/23/60		550	320
4.50%, 4/1/56		410	268
			2,836
			4,404
Papua New Guinea (0.5%)
Corporate Bond (0.5%)
Puma International Financing SA,
5.00%, 1/24/26		729	707

Paraguay (0.8%)
Corporate Bond (0.7%)
Frigorifico Concepcion SA,
7.70%, 7/21/28		1,152	1,011

Sovereign (0.1%)
Paraguay Government International Bond,
5.40%, 3/30/50 (b)		200	176
			1,187
Peru (1.3%)
Corporate Bonds (1.3%)
Auna SAA,
10.00%, 12/15/29 (b)		1,412	1,470
Peru LNG Srl,
5.38%, 3/22/30		632	551
			2,021
Philippines (1.7%)
Sovereign (1.7%)
Philippine Government International Bond,
5.00%, 7/17/33		1,590	1,594
5.50%, 1/17/48		1,080	1,099
			2,693
Romania (1.6%)
Sovereign (1.6%)
Romanian Government International Bond,
1.75%, 7/13/30	EUR	400	355
2.00%, 4/14/33		745	619
6.38%, 1/30/34		$1,110	1,128
6.63%, 9/27/29	EUR	400	467
			2,569
Serbia (0.8%)
Sovereign (0.8%)
Serbia International Bond,
2.05%, 9/23/36		432	327
2.13%, 12/1/30		$1,000	795
6.50%, 9/26/33		200	205
			1,327
Sri Lanka (2.7%)
Sovereign (2.7%)
Sri Lanka Government International Bond,
5.75%, 4/18/49 (d)(e)		320	190
6.20%, 5/11/27 (d)(e)		2,850	1,688
6.35%, 6/28/24 (d)(e)		200	118
6.83%, 7/18/26 (d)(e)		731	439
6.85%, 3/14/24 - 11/3/25 (d)(e)		2,938	1,761
			4,196
Suriname (3.5%)
Sovereign (3.5%)
Suriname Government International Bond,
7.95%, 7/15/33 (b)(d)(e)		3,642	3,346
9.00%, 12/31/50 (b)(c)(d)(e)		2,964	2,190
			5,536
Tanzania, United Republic of (3.7%)
Corporate Bond (0.1%)
HTA Group Ltd.,
2.88%, 3/18/27		200	178

Sovereign (3.6%)
Tanzania Loan Term,
10.76%, 2/27/31 (c)		5,600	5,600
			5,778
Trinidad And Tobago (0.3%)
Sovereign (0.3%)
Trinidad & Tobago Government International Bond,
4.50%, 6/26/30		500	469

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Tunisia (0.7%)
Sovereign (0.7%)
Tunisian Republic,
5.75%, 1/30/25		$220	$208
6.38%, 7/15/26	EUR	938	855
			1,063
Turkey (2.2%)
Corporate Bonds (1.0%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36		$687	639
WE Soda Investments Holding PLC,
9.50%, 10/6/28		880	916
			1,555
Sovereign (1.2%)
Turkiye Government International Bond,
4.88%, 4/16/43		560	395
6.13%, 10/24/28		800	783
7.63%, 5/15/34		800	804
			1,982
			3,537
Ukraine (1.3%)
Sovereign (1.3%)
Ukraine Government International Bond,
6.88%, 5/21/31 (d)(e)		800	235
7.25%, 3/15/35 (d)(e)		1,076	313
7.38%, 9/25/34 (d)(e)		500	147
7.75%, 9/1/24 - 9/1/29 (d)(e)		2,646	961
7.75%, 8/1/41 (c)(d)(e)		440	245
9.75%, 11/1/30 (d)(e)		400	141
			2,042
United Arab Emirates (2.2%)
Sovereign (2.2%)
Finance Department Government of Sharjah,
4.00%, 7/28/50		1,800	1,190
4.38%, 3/10/51		300	211
6.50%, 11/23/32		650	677
6.50%, 11/23/32 (b)		1,300	1,354
			3,432
Uruguay (1.2%)
Sovereign (1.2%)
Uruguay Government International Bond,
4.38%, 1/23/31		790	774
5.10%, 6/18/50		500	486
5.75%, 10/28/34		600	634
			1,894
Uzbekistan (0.3%)
Corporate Bonds (0.3%)
Ipoteka-Bank ATIB,
5.50%, 11/19/25		230	221
Uzbek Industrial and Construction Bank ATB,
5.75%, 12/2/24		249	245
			466
Venezuela (0.5%)
Sovereign (0.5%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (d)(e)		4,600	441
8.50%, 10/27/20 (d)(e)		206	166
Venezuela Government International Bond,
7.00%, 3/31/38 (d)(e)		130	20
8.25%, 10/13/24 (d)(e)		36	5
9.00%, 5/7/23 (d)(e)		111	17
9.25%, 9/15/27 - 5/7/28 (d)(e)		508	89
9.38%, 1/13/34 (d)(e)		36	6
11.95%, 8/5/31 (d)(e)		58	10
12.75%, 8/23/22 (d)(e)		89	15
			769
Vietnam (0.5%)
Corporate Bond (0.5%)
Mong Duong Finance Holdings BV,
5.13%, 5/7/29		883	845

Zambia (1.0%)
Sovereign (1.0%)
Zambia Government International Bond,
5.38%, 9/20/22 (d)(e)		387	257

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Sovereign (cont'd)
8.50%, 4/14/24 (d)(e)	$1,058	$785
8.97%, 7/30/27 (d)(e)	650	480
		1,522
Total Fixed Income Securities (Cost $149,102)		146,505

No. of Warrants
Warrants (0.0%)‡
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation (h)(i) (Cost $—)	5,450	38

Shares
Short-Term Investments (7.4%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (j) (Cost $11,363)	11,362,824	11,363

	Face Amount (000)
United States (0.2%)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
5.31%, 8/1/24 (k) (Cost $319)	$325	319
Total Short-Term Investments (Cost $11,682)		11,682
Total Investments (100.4%) (Cost $160,784)(l)(m)(n)		158,225
Liabilities in Excess of Other Assets (0.4%)		(688)
Net Assets (100.0%)		$157,537

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2024.
(h)	Perpetual maturity date. Date disclosed is the last expiration date.
(i)	Non-income producing security.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(k)	Rate shown is the yield to maturity at March 31, 2024.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(n)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,950,000 and the aggregate gross unrealized depreciation is approximately $12,186,000, resulting in net unrealized depreciation of approximately $2,236,000.
DAC	Designated Activity Company.
MTN	Medium Term Note.
PIK	Payment-in-Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	123		$133	4/5/24	$1
Citibank NA		$1,086	EUR	1,000	4/5/24	(7)
Citibank NA		$120	EUR	109	4/5/24	(2)
Citibank NA		$551	EUR	505	4/5/24	(6)
Citibank NA		$127	EUR	117	4/5/24	(1)
Citibank NA		$591	EUR	544	4/5/24	(4)
Citibank NA		$282	EUR	258	4/5/24	(3)
Citibank NA		$127	EUR	116	4/5/24	(1)
Citibank NA		$271	EUR	249	4/5/24	(2)
Citibank NA		$117	EUR	108	4/5/24	(1)
Goldman Sachs International	EUR	1,470		$1,598	4/5/24	12
HSBC Bank PLC	EUR	628		$681	4/5/24	3
HSBC Bank PLC	EUR	342		$370	4/5/24	1
HSBC Bank PLC	EUR	2,163		$2,352	4/5/24	18
HSBC Bank PLC	EUR	2,317		$2,520	4/5/24	20
HSBC Bank PLC	EUR	75		$82	4/5/24	1
HSBC Bank PLC	EUR	255		$278	4/5/24	2
HSBC Bank PLC	EUR	248		$270	4/5/24	2
HSBC Bank PLC	EUR	206		$224	4/5/24	2
HSBC Bank PLC	EUR	76		$83	4/5/24	1
HSBC Bank PLC	EUR	252		$274	4/5/24	2
HSBC Bank PLC	EUR	343		$373	4/5/24	3
HSBC Bank PLC	EUR	245		$266	4/5/24	2
HSBC Bank PLC	EUR	1,059		$1,152	4/5/24	9
HSBC Bank PLC	EUR	1,023		$1,112	4/5/24	9
HSBC Bank PLC	EUR	1,549		$1,685	4/5/24	$13
HSBC Bank PLC	EUR	203		$221	4/5/24	2
HSBC Bank PLC	EUR	1,237		$1,345	4/5/24	10
HSBC Bank PLC	EUR	347		$378	4/5/24	3
HSBC Bank PLC	EUR	2,345		$2,551	4/5/24	21
HSBC Bank PLC	EUR	1,072		$1,166	4/5/24	10
HSBC Bank PLC	EUR	1,251		$1,361	4/5/24	11
HSBC Bank PLC	EUR	1,035		$1,126	4/5/24	9
HSBC Bank PLC	EUR	2,188		$2,381	4/5/24	20
HSBC Bank PLC	EUR	1,568		$1,705	4/5/24	14
HSBC Bank PLC		$164	EUR	150	4/5/24	(1)
HSBC Bank PLC		$162	EUR	149	4/5/24	(1)
State Street Bank & Trust Co.	EUR	100		$109	4/5/24	1
State Street Bank & Trust Co.	EUR	141		$153	4/5/24	1
UBS AG	EUR	450		$491	4/5/24	5
UBS AG	EUR	200		$219	4/5/24	3
UBS AG	EUR	186		$202	4/5/24	2
UBS AG	EUR	173		$188	4/5/24	1
UBS AG		$587	EUR	540	4/5/24	(4)
UBS AG		$212	EUR	194	4/5/24	(3)
UBS AG		$119	EUR	109	4/5/24	(2)
UBS AG		$194	EUR	179	4/5/24	(1)
UBS AG		$117	EUR	108	4/5/24	(1)
						$174

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury Long Bond (United States)	60	Jun-24		$6,000	$7,226	$23
U.S. Treasury Ultra Long Bond (United States)	130	Jun-24		13,000	16,770	154
U.S. Treasury 2 yr. Note (United States)	4	Jun-24		800	818	— @
U.S. Treasury 5 yr. Note (United States)	176	Jun-24		17,600	18,835	(5)
U.S. Treasury 10 yr. Ultra Note (United States)	61	Jun-24		6,100	6,991	21
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	10	Jun-24	EUR	(1,000)	$(1,465)	$(27)
German Euro-Bobl Index (Germany)	68	Jun-24		(6,800)	(8,675)	(25)
German Euro-Bund Index (Germany)	46	Jun-24		(4,600)	(6,619)	(37)
German Euro-Schatz Index (Germany)	12	Jun-24		(1,200)	(1,369)	(— @)
U.S. Treasury 10 yr. Note (United States)	19	Jun-24		$(1,900)	(2,105)	(— @)
						$104

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2024:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International Panama Government International Bonds	NR	Sell	1.00%	Quarterly	6/20/29	$295	$(11)	$(12)	$1
JPMorgan Chase Bank NA Panama Government International Bonds	NR	Sell	1.00	Quarterly	6/20/29	331	(13)	(13)	$—	@
Goldman Sachs International Panama Government International Bonds	NR	Sell	1.00	Quarterly	6/20/29	829	(31)	(31)	$—	@
Goldman Sachs International Vietnam Government International Bonds	NR	Sell	1.00	Quarterly	6/20/29	400	(4)	(3)	$(1)
Barclays Bank PLC Benin Government International Bonds	NR	Sell	1.00	Quarterly	6/20/27	100	(5)	(9)	$4
Goldman Sachs International Panama Government International Bonds	NR	Sell	1.00	Quarterly	6/20/29	219	(8)	(7)	$(1)
Barclays Bank PLC Benin Government International Bonds	NR	Sell	1.00	Quarterly	6/20/27	100	(5)	(9)	$4
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00	Quarterly	12/20/28	303	(49)	(87)	$38
							$(126)	$(171)	$45

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

EUR —	Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	71.5%
Corporate Bonds	21.1
Short-Term Investments	7.4
Other*	—	‡
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
‡	Amount is less than 0.05%.
**	Does not include open futures contracts with a value of approximately $70,873,000 and total unrealized appreciation of approximately $104,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $174,000. Also does not include an open swap agreement with total unrealized appreciation of approximately $45,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Notes to the Portfolio of Investments

Security Valuation:

(1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$33,319	$—	$33,319
Sovereign	—	113,186	—	113,186
Total Fixed Income Securities	—	146,505	—	146,505
Warrants	—	38	—	38
Short-Term Investments
U.S. Treasury Security	—	319	—	319
Investment Company	11,363	—	—	11,363
Total Short-Term Investments	11,363	319	—	11,682
Foreign Currency Forward Exchange Contracts	—	214	—	214
Futures Contracts	$198	$—	$—	$198
Credit Default Swap Agreements	—	47	—	47
Total Assets	$11,561	$147,123	$—	$158,684
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(40)	—	(40)
Futures Contracts	(94)	—	—	(94)
Credit Default Swap Agreements	—	(2)	—	(2)
Total Liabilities	(94)	(42)	—	(136)
Total	$11,467	$147,081	$—	$158,548

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.